Related parties - Compensation awarded to key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related parties [Abstract]
Salaries, short-term employee benefits	$ 2,961	$ 2,077
Bonuses accrued or paid	1,300	623
Severance costs	544	572
Director fees	217	265
Stock-based compensation	3,560	1,215
Key management personnel compensation	$ 8,582	$ 4,752